Mergers and Acquisitions - Summary of CCFPI Fair Value of Net Assets Acquired (Parenthetical) (Detail) - Coca-Cola FEMSA Philippines, Inc. [member] - MXN ($) $ in Millions	Feb. 28, 2017	Jan. 31, 2013
Disclosure of Detailed Information About Business Combination [Line Items]
Cash acquired	$ 4,038
Percentage of net assets		51.00%
Parent Company [Member]
Disclosure of Detailed Information About Business Combination [Line Items]
Percentage of net assets	51.00%
Non-controlling interest [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Percentage of net assets	49.00%